VIA EDGAR


December 2, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


ATTN.:		Office of Filings, Information and Consumer Services

RE:		Smith Barney Income Funds (the "Fund")
		File No. 002-96408, Accession Number:  0000091155-96-000486

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Tax-Exempt Income Fund and Smith Barney Utilities Fund, each a separate investment portfolio of the above Fund, and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 43 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on November 27, 1996 as Accession number 0000091155-96-000486 and became effective immediately.

	Any comments on this filing should be directed to the undersigned at (212) 816-6393. Please return an electronic transmittal as evidence of your receipt of this filing.

					Very truly yours,
					SMITH BARNEY INCOME FUNDS




					/s/ Robert A. Vegliante
					     Robert A. Vegliante
					     Deputy General Counsel
					     and Assistant Secretary